24. LOANS, FINANCING AND DEBENTURES (Detaills 7)	12 Months Ended
	Dec. 31, 2019
Cemig GT [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	7th Debentures Issue Cemig GT	[1]
Covenant	Net debt / (Ebitda + Dividends received)	[1]
Ratio required - parajuru and volta do rio		[1]
Compliance required	Semi-annual and annual
Cemig GT [Member] | Eurobonds [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	Eurobonds Cemig GT	[2]
Covenant	Net debt / Ebitda adjusted for the Covenant	[2]
Ratio required - parajuru and volta do rio		[2]
Compliance required	Semi-annual and annual
Cemig GT [Member] | 7th Debentures Issue [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	7th Debentures Issue Cemig D
Covenant	Net debt / Ebitda adjusted
Ratio required - parajuru and volta do rio
Compliance required	Semi-annual and annual
Cemig GT [Member] | 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	4.50%	[1]
Ratio requirement - cemig (guarantor)	3.50%	[1]
Cemig GT [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	3.00%	[1]
Ratio requirement - cemig (guarantor)	3.00%	[1]
Cemig GT [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	2.50%	[1]
Ratio requirement - cemig (guarantor)	2.50%	[1]
Cemig GT [Member] | December Thirty One Two Thousand Nineteen [Member] | Eurobonds [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	4.50%	[2]
Ratio requirement - cemig (guarantor)	3.50%	[2]
Cemig GT [Member] | December Thirty One Two Thousand Nineteen [Member] | 7th Debentures Issue [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	3.80%
Ratio requirement - cemig (guarantor)	3.50%
Cemig GT [Member] | June Thirty Twenty Twenty [Member] | Eurobonds [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	4.50%	[2]
Ratio requirement - cemig (guarantor)	3.50%	[2]
Cemig GT [Member] | June Thirty Twenty Twenty [Member] | 7th Debentures Issue [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	3.50%
Ratio requirement - cemig (guarantor)	3.50%
Cemig GT [Member] | December Thirty One Twenty Twenty [Member] | Eurobonds [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	3.00%	[2]
Ratio requirement - cemig (guarantor)	3.00%	[2]
Cemig GT [Member] | December Thirty One Twenty Twenty [Member] | 7th Debentures Issue [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - cemig (guarantor)	3.00%
Cemig GT [Member] | After December Thirty One Twenty Twenty One [Member] | Eurobonds [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	2.50%	[2]
Ratio requirement - cemig (guarantor)	3.00%	[2]
GASMIG [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	Debentures GASMIG	[3]
Covenant	Overall indebtedness (Total liabilities/Total assets) Ebitda / Debt servicing Ebitda / Net finance income (expenses) Net debt / Ebitda	[3]
Ratio requirement - issuer	0.60%	[3]
Ratio required - parajuru and volta do rio		[3]
Compliance required	Annual
GASMIG [Member] | Debentures [Member] | December Thirty One Two Thousand Nineteen [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	4.00%	[3]
GASMIG [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	1.30%	[3]
GASMIG [Member] | Debentures [Member] | December Thirty One Twenty Twenty [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	2.50%	[3]
GASMIG [Member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Ratio requirement - issuer	2.50%	[3]
Financings Caixa Economica Federal (CEF) [Member] | Debt Servicing Coverage Index [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	Financings Caixa Econômica Federal (CEF)	[4]
Covenant	Debt servicing coverage index	[4]
Ratio required - parajuru and volta do rio	1.20%	[4]
Compliance required	Annual (during amortization)
Financings Caixa Economica Federal (CEF) [Member] | Equity Total Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	Financings Caixa Econômica Federal (CEF)	[4]
Covenant	Equity / Total liabilities	[4]
Compliance required	Always
Financings Caixa Economica Federal (CEF) [Member] | Equity Total Liabilities [Member] | Parajuru [Member]
Disclosure of detailed information about borrowings [line items]
Ratio required - parajuru and volta do rio	20.61%	[4]
Financings Caixa Economica Federal (CEF) [Member] | Equity Total Liabilities [Member] | Volta Do Rio [Member]
Disclosure of detailed information about borrowings [line items]
Ratio required - parajuru and volta do rio	20.63%	[4]
Financings Caixa Economica Federal (CEF) [Member] | Share Capital Subscribed In Investee Total Investments Made In The Project Financed [Member]
Disclosure of detailed information about borrowings [line items]
Transaction	Financings Caixa Economica Federal Parajuru and Volta do Rio	[4]
Covenant	Share capital subscribed in investee / Total investments made in the project financed	[4]
Compliance required	Always
Financings Caixa Economica Federal (CEF) [Member] | Share Capital Subscribed In Investee Total Investments Made In The Project Financed [Member] | Parajuru [Member]
Disclosure of detailed information about borrowings [line items]
Ratio required - parajuru and volta do rio	20.61%	[4]
Financings Caixa Economica Federal (CEF) [Member] | Share Capital Subscribed In Investee Total Investments Made In The Project Financed [Member] | Volta Do Rio [Member]
Disclosure of detailed information about borrowings [line items]
Ratio required - parajuru and volta do rio	20.63%	[4]

[1]	7th Issue of Debentures by Cemig GT, as of December 31, 2016, of R$ 2,240.
[2]	In the event of a possible breach of the financial covenants, interest will automatically be increased by 2% p.a. during the period in which they remain exceeded. There is also an obligation to comply with a 'maintenance' covenants - that the consolidated debt, shall have a guarantee for debt of 1.75x Ebitda (2.0 as of December 31, 2017); and a 'damage' covenant, requiring real guarantee for debt at Cemig GT of 1.5x Ebitda.
[3]	If Gasmig does not achieve the required covenants, it must, within 120 days from the date of notice in writing from BNDES or BNDESPar, constitute guarantees acceptable the debenture holders fbyor the total amount of the debt, subject to the rules of the National Monetary Council (CMN), unless the required ratios are restored within that period. Certain contractually specified situations can cause early maturity of other debts (cross-default).
[4]	The financing contracts with Caixa Economica Federal for the Praias de Parajuru and Volta do Rio wind power plants have financial covenants with compliance relating to early maturity of the debt remaining balance. Compliance with the debt servicing coverage index is considered to be demandable only annually and during the period of amortization, which begins in July 2020.